Basis Of Prepartion Of Financial Statements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended
	Mar. 02, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Apr. 30, 2022	Apr. 27, 2022
Disclosure of changes in accounting estimates [line items]
Profit Loss From Continuing Operations				$ (203,568)
Cash flows from operating activities				(84,440)	$ (57,900)
Net assets				15,495
Lease and other contractual commitments and interest payments on debt obligations				13,000
3rd Amendment [Member] | Senior Secured Loan [Member]
Disclosure of changes in accounting estimates [line items]
Notional amount			$ 100,000
Privately Negotiated Subscription Agreements | The Bill and Melinda Gates Foundation [Member] | Private placement [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from issuing shares			25,000
Privately Negotiated Subscription Agreements | Convertible Senior Subordinated Notes Due 2027
Disclosure of changes in accounting estimates [line items]
Purchase of convertible senior subordinated	$ 56,500
Loan interest rate	6.00%
Payment description	payable semi-annually in arrears starting September 1, 2022
Loan matures	March 1, 2027
Initial conversion price per share	$ 9.22
Public Offering [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from issuing shares			100,000
Public Offering [Member] | Secondary public stock offering [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from issuing shares			75,000
Public Offering [Member] | The Bill and Melinda Gates Foundation [Member] | Private placement [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from issuing shares			$ 25,000
Underwriters [Member] | Public Offering [Member] | Common Shares [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from issuing shares		$ 7,000
Option vesting period		30 days
Instrument Financing Agreement [Member] | Investor [Member]
Disclosure of changes in accounting estimates [line items]
Initial investment received in cash						$ 26,100	$ 26,100
Percentage of gross amount in respect of sales						20.00%	20.00%
Maximum limit of investment						$ 50,000	$ 50,000
Borrowings proceeds				$ 15,400